Summary Of Significant Accounting Policies - Subsidiaries (Tables) (Details)	12 Months Ended
Dec. 31, 2014
Navios Maritime Midstream Operating LLC
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	Marshall Islands
Statement of Operations
2014	11/18 - 12/31
Shinyo Kannika Limited
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	Hong Kong
Statement of Operations
2014	1/1 - 12/31
2013	1/1 - 12/31
2012	1/1 - 12/31
Shinyo Ocean Limited
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	Hong Kong
Statement of Operations
2014	1/1 - 12/31
2013	1/1 - 12/31
2012	1/1 - 12/31
Shinyo Saowalak Limited
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	British Virgin Is.
Statement of Operations
2014	1/1 - 12/31
2013	1/1 - 12/31
2012	1/1 - 12/31
Shinyo Kieran Limited
Subsidiaries Nature, Country of Incorporation List
Country of incorporation	British Virgin Is.
Statement of Operations
2014	1/1 - 12/31
2013	1/1 - 12/31
2012	1/1 - 12/31